INVESTMENT IN JET-TALK - Schedule of condensed information of Jet talk (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
INVESTMENT IN JET TALK
Revenues	$ 20,648	$ 10,730	$ 10,626
Net loss	(45,665)	(29,715)	(397,789)
Company's share in the loss of a company accounted by equity method, net	(33)	(226)	(360)
Jet talk Limited (“Jet-Talk”)
INVESTMENT IN JET TALK
Net loss	65	442	705
Company's share in the loss of a company accounted by equity method, net	$ 33	$ 226	$ 360